Note 4 - Significant Accounting Policies (Details Textual) € in Thousands, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2021 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 15, 2020
Statement Line Items [Line Items]
Percentage of taxable income subject to corporate income and trade tax				40.00%
Retained earnings				€ (147,081)	€ (83,123)		€ (208,096)
Proceeds from issue of ordinary shares	€ 142,334	$ 150
Percentage of profit participation rights								64.07%
IPO
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares	€ 142,334			€ 142,334	€ 0	€ 0
Top of range
Statement Line Items [Line Items]
Percentage of annual taxable income				60.00%
Tax income offset against tax loss carry forwards				€ 1,000
Bottom of range | IPO | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Proceeds from issue of ordinary shares			€ 200,000